Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Fiscal Year(1) (a)	Summary Compensation Table Total for PEO(2) (b)	Compensation Actually Paid to PEO(2)(3)(4) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(5) (d)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)(5) (e)	Value of Initial Fixed $100 Investment in Pyxus International, Inc.(6) (f)	Net Income(7) (in millions) (h)
2026	$1,824,891	$1,434,291	$926,302	$802,948	$228.33	$15.7
2025	$3,639,225	$3,794,225	$1,418,815	$1,467,765	$333.33	$15.2
2024	$2,346,256	$2,432,656	$1,174,407	$1,212,507	$250.00	$2.7

Named Executive Officers, Footnote	The PEO (or, Principal Executive Officer) for each of fiscal years presented is J. Pieter Sikkel.
PEO Total Compensation Amount	$ 1,824,891	$ 3,639,225	$ 2,346,256
PEO Actually Paid Compensation Amount	$ 1,434,291	3,794,225	2,432,656
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table for fiscal year 2026 to calculate Compensation Actually Paid include:

	2026
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	1,824,891	926,302
Adjustments
Adjustment for grant date values in the Summary Compensation Table	—	—
Year-end fair value of unvested awards granted in the current year	—	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(390,600)	(123,354)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested in current year	—	—
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
Total Adjustments	(390,600)	(123,354)
Compensation Actually Paid (as calculated)	1,434,291	802,948

(4) Equity valuations assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.
(5) The Non-PEO NEOs for fiscal years 2026 and 2025 were Dustin L. Styons and Scott A. Burmeister; and for fiscal year 2024 were Flavia B. Landsberg and Scott A. Burmeister.
(6) Such amount represents Pyxus’ cumulative total shareholder return (“TSR”) for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the fiscal year presented in the table. For the three fiscal years presented, the TSR calculation assumes an investment of $100 in Pyxus common stock made on March 31, 2023 and reports the value of that investment as of March 31, 2024, 2025, and 2026, respectively.
(7) Such amount is the net income attributable to Pyxus International, Inc.

Non-PEO NEO Average Total Compensation Amount	$ 926,302	1,418,815	1,174,407
Non-PEO NEO Average Compensation Actually Paid Amount	$ 802,948	1,467,765	1,212,507
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table for fiscal year 2026 to calculate Compensation Actually Paid include:

	2026
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	1,824,891	926,302
Adjustments
Adjustment for grant date values in the Summary Compensation Table	—	—
Year-end fair value of unvested awards granted in the current year	—	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(390,600)	(123,354)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested in current year	—	—
Forfeitures during current year equal to prior year-end fair value	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
Total Adjustments	(390,600)	(123,354)
Compensation Actually Paid (as calculated)	1,434,291	802,948

(4) Equity valuations assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.
(5) The Non-PEO NEOs for fiscal years 2026 and 2025 were Dustin L. Styons and Scott A. Burmeister; and for fiscal year 2024 were Flavia B. Landsberg and Scott A. Burmeister.
(6) Such amount represents Pyxus’ cumulative total shareholder return (“TSR”) for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the fiscal year presented in the table. For the three fiscal years presented, the TSR calculation assumes an investment of $100 in Pyxus common stock made on March 31, 2023 and reports the value of that investment as of March 31, 2024, 2025, and 2026, respectively.
(7) Such amount is the net income attributable to Pyxus International, Inc.

Compensation Actually Paid vs. Total Shareholder Return
The following charts present the relationship for the periods presented in the foregoing table between the Compensation Actually Paid for the PEO and the average Compensation Actually Paid for the Non-PEO NEOs and each of the Company’s TSR and net income attributable to Pyxus International, Inc.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following charts present the relationship for the periods presented in the foregoing table between the Compensation Actually Paid for the PEO and the average Compensation Actually Paid for the Non-PEO NEOs and each of the Company’s TSR and net income attributable to Pyxus International, Inc.

Total Shareholder Return Amount	$ 228.33	333.33	250.00
Net Income (Loss)	15,700,000	$ 15,200,000	$ 2,700,000
PEO | J. Pieter Sikkel [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(390,600)
PEO | J. Pieter Sikkel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | J. Pieter Sikkel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | J. Pieter Sikkel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(390,600)
PEO | J. Pieter Sikkel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | J. Pieter Sikkel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | J. Pieter Sikkel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | J. Pieter Sikkel [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,354)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,354)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0